Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 3,046,361	₩ 1,731,998	₩ 1,004,818
Reclassification of construction-in-progress to property and equipment	2,324,080	3,123,611	3,167,965
Reclassification of accounts payable from property and equipment	245,099	(293,448)	(7,055)
Reclassification of accounts payable from intangible assets	(291,574)	(276,491)	(197,389)
Reclassification of payable from defined benefit liabilities	64,103	26,246	(32,417)
Reclassification of payable from plan assets	(64,281)	(24,821)	28,532
Disposal of treasury stock related to acquisition of financial assets	0	0	747,161
Acquisition of financial assets related to disposal of a subsidiary	0	0	250,000
Increase In Financial Assets Due To Stock Exchange	₩ 52,841	₩ 0	₩ 0